Share based Compensation	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Share based Compensation
Note 6: Share based compensation

In March 2017, the Company adopted the 2017 Stock Option / Stock Issuance Plan (the “Plan”). The Plan provides incentives to eligible employees, officers, directors and consultants in the form of incentive stock options (“ISOs”), non-qualified stock options (“NQs”), each of which is exercisable into shares of common stock (“Options”) or shares of common stock (“share grants”). The Company has reserved a total of 250,000 shares of common stock for issuance under the Plan as of November 30, 2019.

Of these shares, as of November 30, 2019, approximately 83,000 options and 7,000 shares have been designated by the Board of Directors for issuance and approximately 38,000 of the options have been forfeited and returned to the option pool under the Plan due to employment terminations. As of November 30, 2019, approximately 200,000 shares remain issuable of which 167,000 are eligible to be issued as ISOs and 200,000 are eligible to be issued as either share grants or NQ stock options.

No options or shares were granted during the quarter ended November 30, 2019.

For all options granted thus far to November 30, 2019, each option is immediately exercisable and has a term of service vesting provision over a period of time as follows: 25% vest after a 12-month service period following the award, and the balance vest in equal monthly installments over the next 36 months of service. All options granted to date have a ten-year term.

Share grants are issued at fair value, considered to be the market price on the grant date. The fair value of option awards is estimated on the grant date using the Black-Scholes stock option pricing model.

Following the adoption of Accounting Standards Update ASU 2016-09, the Company elected to account for forfeitures as they occur. Any compensation cost previously recognized for an unvested award that is forfeited because of a failure to satisfy a service condition is reversed in the period of the forfeiture.

Share based compensation expense consisted of employee stock option compensation expense of $114,000 and $77,000 for the quarters ended November 30, 2019 and 2018, respectively.

At November 30, 2019, the total unrecognized deferred share-based compensation expected to be recognized over the remaining weighted average vesting periods of 2.1 years for outstanding grants was $1.4 million.

A summary of option activity was as follows:

	Options Outstanding and Exercisable
		Weighted
		Average	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
	Options	Life	Price
		(In years)

Balance, August 31, 2019	50,749	8.95	$95.20
Granted	–	–	$–
Exercised	–	–	$–
Forfeited	(5,286)	8.44	$69.01
Balance at November 30, 2019	45,463	8.67	$98.30

Options outstanding as of November 30, 2019 had aggregate intrinsic value of $0.

Option vesting activity was as follows:

		Weighted	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
Options Vested	Options	Life	Price
		(In years)

Balance, August 31, 2019	10,291	8.04	$152.80
Vested	2,232	8.44	$146.82
Exercised	–	–	$–
Forfeited	(488)	0.08	$116.32
Balance at November 30, 2019	12,035	7.87	$153.19

The following table summarizes information about stock options outstanding and vested at November 30, 2019:

	Options Outstanding and Exercisable				Options Vested
		Weighted
		Average	Weighted		Weighted	Weighted
	Number	Remaining	Average	Number	Remaining	Average
	of	Contractual	Exercise	of	Contractual	Exercise
Exercise Prices	Options	Life	Price	Options	Life	Price
		(In years)			(In years)

$18.80-$40.00	6,625	9.52	$23.31	–	–	$–
$40.01–$80.00	13,729	9.34	$51.21	–	–	$–
$80.01–$120.00	11,224	8.45	$103.15	4,384	8.41	$103.53
$120.01–$160.00	12,625	7.79	$157.71	6.860	7.56	$157.41
$160.01-$391.60	1,260	7.63	$391.60	791	7.63	$391.60
	45,463	8.67	$98.30	12,035	7.87	$153.19

The number of options and exercise prices have been presented retroactively for the 1 for 40 December 17, 2019 reverse split.

In March 2017, the Company adopted the 2017 Stock Option / Stock Issuance Plan (the “Plan”). The Plan provides incentives to eligible employees, officers, directors and consultants in the form of incentive stock options (“ISOs”), non-qualified stock options (“NQs”), each of which is exercisable into shares of common stock (“Options”) or shares of common stock (“share grants”). The Company has reserved a total of 250,000 shares of common stock for issuance under the Plan as of August 31, 2019.

Of these shares, as of August 31, 2019, approximately 82,500 options and 7,500 shares have been designated by the Board of Directors for issuance and approximately 32,500 of the options have been forfeited and returned to the option pool under the Plan due to employment terminations. As of August 31, 2019, approximately 195,000 million shares remain issuable of which 167,500 are eligible to be issued as ISOs and 195,000 are eligible to be issued as either share grants or NQ stock options.

During 2018 and 2019 both common share grants and stock options were issued to employees and non-officer directors of the Company. Shares issued for services for 2019 and 2018 consist solely of grants to non-officer directors.

For all options granted thus far to August 31, 2019, each option is immediately exercisable and has a term of service vesting provision over a period of time as follows: 25% vest after a 12-month service period following the award, and the balance vest in equal monthly installments over the next 36 months of service. All options granted to date have a ten year term.

Share grants are issued at fair value, considered to be the market price on the grant date. The fair value of option awards is estimated on the grant date using the Black-Scholes stock option pricing model and the following assumptions:

	2019	2018
Expected life	4.0 years	4.0 years
Estimated volatility	119%	121%
Risk-free interest rate	1.70%-2.90%	2.01%-2.83%
Dividends	-	-

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us.

Following the adoption of Accounting Standards Update ASU 2016-09, the Company elected to account for forfeitures as they occur. Any compensation cost previously recognized for an unvested award that is forfeited because of a failure to satisfy a service condition is reversed in the period of the forfeiture.

Share based compensation expense consisted of the following for the years ended August 31, 2019 and 2018:

	Year ended August 31, 2019	Year ended August 31, 2018
Shares issued for services	$263,000	$163,000
Employee stock options	369,000	200,000
Balance at August 31, 2019	$632,000	$363,000

At August 31, 2019, the total unrecognized deferred share-based compensation expected to be recognized over the remaining weighted average vesting periods of 1.7 years for outstanding grants was $1.6 million.

A summary of option activity was as follows:

	Options Outstanding and Exercisable
		Weighted
		Average	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
	Options	Life	Price
		(In years)

Balance, August 31, 2017	19,750	9.58	$184.80
Granted	23,719	10.0	$105.60
Exercised	–	–	$–
Forfeited	(9,750)	8.49	$154.80
Balance, August 31, 2018	33,719	9.77	$138.00
Granted	36,073	10.0	$63.60
Exercised	–	–	$–
Forfeited	(19,043)	8.06	$111.20
Balance at August 31, 2019	50,749	8.95	$95.20

Options outstanding as of August 31, 2019 and 2018 had aggregate intrinsic value of $575,000 and $1,000 respectively.

Option vesting activity was as follows:

		Weighted	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
Options Vested	Options	Life	Price
		(In years)

Balance, August 31, 2017	--	--	$-
Vested	5,364	8.83	$184.80
Exercised	–	–	$–
Forfeited	(850)	8.54	$177.20
Balance, August 31, 2018	4,514	8.57	$182.40
Vested	7,410	–	$137.20
Exercised	–	–	$–
Forfeited	(1,633)	8.10	$164.40
Balance at August 31, 2019	10,291	8.04	$152.80

The following table summarizes information about stock options outstanding and vested at August 31, 2019:

	Options Outstanding and Exercisable				Options Vested
		Weighted
		Average	Weighted		Weighted	Weighted
	Number	Remaining	Average	Number	Remaining	Average
	of	Contractual	Exercise	of	Contractual	Exercise
Exercise Prices	Options	Life	Price	Options	Life	Price
		(In years)			(In years)
$18.80-40.00	8,125	9.77	$22.40	–	–	$–
$40.01–$80.00	15,761	9.59	$51.60	–	–	$–
$80.01–$120.00	12,864	8.67	$104.00	4,202	8.63	$105.20
$120.01–$160.00	12,625	8.04	$155.20	5,373	7.60	$158.40
$160.01-$391.60	1,375	7.88	$391.60	716	7.88	$391.60
	50,749	8.95	$95.20	10,291	8.04	$152.80